LKCM Aquinas Small Cap Fund | LKCM Aquinas Small Cap Fund
LKCM Aquinas Small Cap Fund
LKCM FUNDS

LKCM Aquinas Small Cap Fund

LKCM Aquinas Value Fund

LKCM Aquinas Growth Fund

Supplement dated July 25, 2014

to the Prospectus dated May 1, 2014

This Supplement serves as notification of the following changes regarding the LKCM Aquinas Small Cap Fund:

1.
In the LKCM Aquinas Small Cap Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” on page 1 is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $4.5 billion.”

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE